Business segment information - Summary of components of segment profit or loss (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022
Disclosure of operating segments [line items]
Operating income (loss)	¥ 1,208,831	¥ 1,302,389	¥ 1,202,339
Financial income	125,597	31,058	19,304
Financial expenses	(65,766)	(58,951)	(104,140)
Income before income taxes	1,268,662	1,274,496	1,117,503
Operating segments [member]
Disclosure of operating segments [line items]
Operating income (loss)	1,265,664	1,359,010	1,311,046
Corporate and elimination [member]
Disclosure of operating segments [line items]
Operating income (loss)	(56,833)	(56,621)	(108,707)
Game & Network Services [member] | Operating segments [member]
Disclosure of operating segments [line items]
Operating income (loss)	290,184	250,006	346,089
Music [member] | Operating segments [member]
Disclosure of operating segments [line items]
Operating income (loss)	301,662	263,107	210,933
Pictures [member] | Operating segments [member]
Disclosure of operating segments [line items]
Operating income (loss)	117,702	119,255	217,393
Entertainment, Technology & Services [member] | Operating segments [member]
Disclosure of operating segments [line items]
Operating income (loss)	187,399	179,461	212,942
Imaging & Sensing Solutions [member] | Operating segments [member]
Disclosure of operating segments [line items]
Operating income (loss)	193,541	212,214	155,597
Financial Services [member] | Operating segments [member]
Disclosure of operating segments [line items]
Operating income (loss)	173,576	318,118	150,111
All Other [member] | Operating segments [member]
Disclosure of operating segments [line items]
Operating income (loss)	¥ 1,600	¥ 16,849	¥ 17,981